RELATED PARTY BALANCES AND TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 3 - RELATED PARTY BALANCES AND TRANSACTIONS

A.	Loan to related party

During the course of 2021, the Company loaned to Boris Molchadsky an aggregate amount of $136,936. As of the date hereof the loan bears interest at an annual rate of 3.4% and is repayable in full by December 31, 2022.

B.	Short-term loans from related parties

During 2021, SleepX borrowed from Nexense an aggregate amount of $47,623. According to the agreement, the loan shall be repaid in an event that the Company’s profits are sufficient to repay the aggregate loan amount and upon such terms and in such installments as shall be determined by the Board. The loan shall bear interest at an annual rate equal to the minimum rate approved by applicable law in Israel (3.4% in 2021).

During 2020, the minority shareholder of Ta-nooma loaned Ta-nooma $41,082. The loan does not carry any interest expense and the repayment terms have yet to be determined.

C.	Convertible loans related party

On August 22, 2021 Evergreen Venture Partners LLC, owned by Douglas O. McKinnon, former CEO of the company, agreed to advance to the Company up to $265,000 in tranches under the terms of an 18 month unsecured promissory note. Under the terms of the note, which bears interest at a rate of 8% per annum, the investor can convert the note into shares of common stock at 35% discount to the highest daily trading price over the 10 days’ preceding conversion but in any event not less than $0.10 per share. The note contains standard events of default. As of the March 31, 2022, the related party has advanced to the Company $25,000 funds under the Note and there are no assurances if there will be additional. As of March 31, 2022, the fair value as estimated by an independent external evaluation with a WACC of 25% is $22,985.

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS

NOTE	3 - RELATED PARTY BALANCES AND TRANSACTIONS (cont.)

D.	Balances with related parties

	March 31, 2022	December 31, 2021
	In U.S. dollars in thousands
Assets:
Receivables	137	137

Liabilities:
Employees and payroll accruals	48	46
Short term loan	89	89
Convertible loan	23	32

E.	Transactions with related parties

	March 31,
	2022	2021

	In U.S. dollars in thousands
Expenses:
Salaries and related cost (including stock-based compensation in the amount of $252,000)	297	-
AppYea’s Management fee participation	(27)	-

Both the Chairman and the chief financial officer are directors in the Company and do not receive compensation for their directorship roles. Company’s Bylaws provide that a director or officer shall be indemnified and held harmless by the Corporation, to the fullest extent permitted by the laws of the State of Nevada.

On February 1st, 2022, Neil Kline was appointed to the Company’s board of directors. The Company granted Mr. Kline an option to purchase up to 500,000 shares of the Company’s common stock. Upon grant, the Options shall vest as follows: (i) 50% following 12 months from effective date and (ii) the balance of shares of Common Stock, in four (4) consecutive fiscal quarters, beginning with the quarter ended April 30, 2023. The Option shall be exercisable at a per share exercise price of $0.0001 and shall otherwise be subject to the other terms and conditions specified in an Option Grant Agreement to be entered into between her and the Company.

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS

NOTE 7 - RELATED PARTY BALANCES AND TRANSACTIONS

A.	Loan to related party

During the course of 2021, the Company loaned to Boris Molchadsky an aggregate amount of $136,936. As of the date hereof the loan bears interest at an annual rate of 3.4% and is repayable in full by December 31, 2022.

B.	Short-term loans from related parties

During 2021, SleepX borrowed from Nexense an aggregate amount of $47,623. According to the agreement, the loan shall be repaid in an event that the Company’s profits are sufficient to repay the aggregate loan amount and upon such terms and in such installments as shall be determined by the Board. The loan shall bear interest at an annual rate equal to the minimum rate approved by applicable law in Israel (3.4% in 2021).

During 2020, the minority shareholder of Ta-nooma loaned Ta-nooma $41,082. The loan does not carry any interest expense and the repayment terms have yet to be determined.

C.	Convertible loans related party

On August 22, 2021 Evergreen Venture Partners LLC, owned by Douglas O. McKinnon, former CEO of the company, agreed to advance to the Company up to $265,000 in tranches under the terms of an 18 month unsecured promissory note. Under the terms of the note, which bears interest at a rate of 8% per annum, the investor can convert the note into shares of common stock at 35% discount to the highest daily trading price over the 10 days’ preceding conversion but in any event not less than $0.10 per share. The note contains standard events of default. As of the December 31, 2021, the related party has advanced to the Company $25,000 funds under the Note and there are no assurances if there will be additional. As of December 31, 2021, the fair value as estimated by an independent external evaluation with a WACC of 25% is $31,958.

D.	Balances with related parties

	December 31,
	2021	2020
	In U.S. dollars in thousands
Assets:
Receivables Note 7(a)	137	2

Liabilities:
Employees and payroll accruals	46	-
Short term loan Note 7(b)	89	44
Convertible loan Note 7(c)	32	-

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS

NOTE 7 - RELATED PARTY BALANCES AND TRANSACTIONS (cont.)

E.	Transactions with related parties

	Year ended December 31,
	2021	2020

	In U.S. dollars in thousands
Expenses:
Salaries and related cost (including stock-based compensation in the amount of $485)	595	-
AppYea’s Management fee participation	(60)	-
Financial income,net	2	-

Both the Chairman and the chief financial officer are directors in the Company and do not receive compensation for their directorship roles. Company’s Bylaws provide that a director or officer shall be indemnified and held harmless by the Corporation, to the fullest extent permitted by the laws of the State of Nevada.

See note 12 regarding salaries agreements.

F.	Purchase of IP and royalties to related party

See Note 5